PROVISIONS	12 Months Ended
Dec. 31, 2021
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
PROVISIONS

	Notes	December 31, 2021	December 31, 2020
Asset retirement obligations	(a)	$460.4	$380.0
Other		16.3	14.7
		$476.7	$394.7
Current portion of provisions		$6.5	$6.7
Non-current provisions		470.2	388.0
		$476.7	$394.7
(a)Asset retirement obligations
The Company’s activities are subject to various laws and regulations regarding environmental restoration and closure for which the Company estimates future costs and recognizes a provision. These provisions may be revised on the basis of amendments to such laws and regulations and the availability of new information, such as changes in reserves corresponding to a change in the LOM, changes in discount rates, approved closure plans, estimated costs of reclamation activities and acquisition or construction of a new mine. The Company makes a provision based on the best estimate of the future cost of rehabilitating mine sites and related production facilities on a discounted basis.
The following table presents the reconciliation of the provision for asset retirement obligations:

		Years ended December 31,
	Notes	2021	2020
Balance, beginning of the year		$380.0	$368.4
Revision of estimated cash flows and discount rates:
Capitalized in property, plant and equipment	21	42.0	7.6
Changes in asset retirement obligations at closed mines	8	40.7	6.1
Accretion expense	9	—	0.1
Disbursements		(2.3)	(2.2)
Balance, end of the year		$460.4	$380.0
Less current portion		(6.5)	(6.7)
Non-current portion		$453.9	$373.3
As at December 31, 2021, the Company had letters of credit worth $1.7 million for the guarantee of certain environmental obligations (December 31, 2020 - $1.7 million). In addition, the Company had restricted cash of $42.2 million (December 31, 2020 - $38.6 million) in support of environmental closure costs obligations related to the Essakane mine (note 16).
As at December 31, 2021, the Company had CAD$167.4 million ($132.3 million; December 31, 2020 - CAD$167.4 million ($131.2 million)) of uncollateralized surety bonds, issued pursuant to arrangements with insurance companies, in support of environmental closure costs obligations related to the Doyon division (note 28(e)).
As at December 31, 2021, the Company had CAD$47.9 million ($37.8 million; December 31, 2020 - CAD$47.9 million ($37.6 million)) of uncollateralized surety bonds, issued pursuant to arrangements with insurance companies, in support of environmental closure costs obligations related to the Côté Gold project.
As at December 31, 2021, the schedule of estimated undiscounted future disbursements for rehabilitation was as follows:

	CAD$[1]	$[1]
2022	$4.0	$3.3
2023	12.4	3.3
2024	14.3	—
2025	10.1	—
2026	3.2	0.2
2027 onwards	258.2	199.2
	$302.2	$206.0
1.Disbursements in US$ relate to the Essakane and Rosebel mines, and CAD$ disbursements relate to the Doyon division, including Westwood mine and other Canadian sites.
As at December 31, 2021, estimated undiscounted amounts of cash flows required to settle the obligations and expected timing of payments assumed in measuring the asset retirement obligations were as follows:

	Undiscounted Amounts Required (CAD$)	Undiscounted Amounts Required ($)	Expected Timing of Payments
Rosebel mine	$—	$116.2	2022-2066
Essakane mine	—	89.8	2022-2073
Doyon division, including Westwood mine	262.3	—	2022-2060
Other Canadian sites	39.9	—	2022-2121
	$302.2	$206.0
(b)Provisions for litigation claims and regulatory assessments
The Company is from time to time involved in legal proceedings and regulatory inquiries, arising in the ordinary course of business. Typically the amount of ultimate liability with respect to these actions will not, in the opinion of management, materially affect the Company’s financial position, results of operations or cash flows.
The Attorney General of Burkina Faso commenced proceedings against Essakane S.A. and certain of its employees generally relating to its practice of exporting carbon fines containing gold and silver from Burkina Faso to a third-party facility in Canada for processing and eventual sale. From the sale of gold and silver extracted from carbon fines, Essakane S.A. has paid (and would pay in respect of the shipment that is currently embargoed) the royalty applicable under the Burkina Faso Mining Code to other gold and silver produced by Essakane. An internal review of the veracity of the allegations was undertaken and, other than in respect of certain notification and other relatively immaterial regulatory violations, the Company believes it is in a position to vigorously defend against the allegations. At this time, the Company cannot predict the outcome and any resulting penalties with any certainty, accordingly, no amounts have been recorded for any potential liability arising from the proceedings.
Subsequent to the sale of the Company’s indirect interest in the Sadiola mine, its wholly-owned subsidiary that held the partial interest therein received a claim from tax authorities that taxes are owed on the proceeds. For a variety of reasons, including the fiscal stability provision in the mining convention, the subsidiary is of the view that the claim is without merit and is vigorously defending it.
Essakane S.A. received correspondence from the Burkina Faso customs authorities regarding the rate applied to imports during an expansion in 2012. The Company is in discussions with authorities on the matter and the amount the Company may be required to pay is not yet known.